Expense Example - 1290 Retirement 2045 Fund	Mar. 01, 2021 USD ($)
Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 637
Expense Example, with Redemption, 3 Years	1,268
Expense Example, with Redemption, 5 Years	1,923
Expense Example, with Redemption, 10 Years	3,669
Class T Shares
Expense Example:
Expense Example, with Redemption, 1 Year	340
Expense Example, with Redemption, 3 Years	991
Expense Example, with Redemption, 5 Years	1,667
Expense Example, with Redemption, 10 Years	3,468
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	684
Expense Example, with Redemption, 5 Years	1,329
Expense Example, with Redemption, 10 Years	3,061
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	835
Expense Example, with Redemption, 5 Years	1,575
Expense Example, with Redemption, 10 Years	$ 3,533